Securities - Additional Information (Details) $ in Thousands	Jun. 30, 2024 USD ($) Securities	Dec. 31, 2023 Securities	Jun. 30, 2023 USD ($)
Debt and Equity Securities, FV-NI [Line Items]
Allowance for credit loss | $	$ 0		$ 0
Debt Securities, Available-for-Sale, Unrealized Loss Position, Number of Positions | Securities	553	569
US Treasury Securities [Member] | AA or Better [Member]
Debt and Equity Securities, FV-NI [Line Items]
Debt Securities, Percent	100.00%
US States and Political Subdivisions Debt Securities [Member] | A Rated [Member]
Debt and Equity Securities, FV-NI [Line Items]
Debt Securities, Percent	11.00%
US States and Political Subdivisions Debt Securities [Member] | AA or Better [Member]
Debt and Equity Securities, FV-NI [Line Items]
Debt Securities, Percent	85.00%
US States and Political Subdivisions Debt Securities [Member] | Unrated [Member]
Debt and Equity Securities, FV-NI [Line Items]
Debt Securities, Percent	4.00%
Collateralized Mortgage-Backed Securities [Member] | AA [Member]
Debt and Equity Securities, FV-NI [Line Items]
Debt Securities, Percent	42.00%
Collateralized Mortgage-Backed Securities [Member] | AAA [Member]
Debt and Equity Securities, FV-NI [Line Items]
Debt Securities, Percent	43.00%
Collateralized Mortgage-Backed Securities [Member] | Unrated [Member]
Debt and Equity Securities, FV-NI [Line Items]
Debt Securities, Percent	15.00%